S000071943 [Member] Investment Strategy - Nuveen Winslow Large-Cap Growth ESG ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, primarily in exchange-traded equity securities of large-cap U.S. companies that exhibit sustainable Environmental, Social and Governance (“ESG”) characteristics, as described below. The Fund’s sub-adviser employs a fundamental, bottom-up investment process that centers on identifying growth companies which exhibit some or all of the following characteristics:
• in an industry with growth potential;
• leads or gains market share;
• has identifiable and sustainable competitive advantages;
• is managed by a team that can perpetuate the company’s competitive advantages;
• high, and preferably rising, return on invested capital;
• demonstrates sustainable ESG characteristics;
• deploys excess cash flow to enhance shareholder returns; and
• demonstrates sound corporate governance.
In order to identify investment candidates for the Fund, the sub-adviser begins by quantitatively screening companies in the Russell 1000® Index (the “Index’) as well as certain companies that exhibit similar financial qualities and market caps but are not otherwise in the Index. The screening process evaluates a company’s financial performance and certain ESG performance factors assigned scores by the sub-adviser based on data provided by independent ESG research vendors. The companies that pass this screen are then qualitatively assessed in the context of their respective industries.
As part of its qualitative assessment, the sub-adviser evaluates each company’s performance, relative to peers, with respect to ESG factors provided by independent ESG research vendors. The sub-adviser then determines which ESG factors may be material to a company’s future financial performance. This involves an evaluation of how the company integrates particular ESG risks and opportunities into its corporate strategy through, for example, improving governance practices, aligning management team incentives, and increasing transparency into its ESG practices. A potential investment candidate for the Fund will generally exhibit sustainable practices, as determined by the sub-adviser, across the following ESG factors:
• Environmental - impact on or from climate change, natural resource use and waste management practices;
• Social - human capital management, product safety, supply chain management; and
• Governance - corporate governance, business ethics and advocacy for governmental policy.
The ESG factor evaluation involves the identification of key performance indicators, which are given more or less relative weight compared to the broader range of potential assessment categories. Concerns in one area do not automatically eliminate a company from being an eligible portfolio investment. When ESG concerns exist, the sub-adviser gives careful consideration to how companies address the risks and opportunities they face in the context of their sector or industry and relative to their peers. The sub-adviser may engage with companies to encourage them to improve their ESG practices. The sub-adviser’s activities in this respect may include, but are not limited to, direct dialogue with company management, electronic communications and letters. The Fund may invest in companies whose ESG practices are currently suboptimal, with the expectation that these practices may improve over time either as a result of sub-adviser’s engagement efforts or through the company’s own initiatives.
ESG factors are evaluated by the sub-adviser based on data provided by independent ESG research vendors, and the sub-adviser favors companies with leadership in ESG factor performance relative to their peers. As the final step in the investment process, the sub-adviser determines which companies with potential for above-average future earnings growth fit its portfolio construction parameters in light of the companies’ valuations and relative ESG factor performance.
The Fund will not invest in companies that the sub-adviser determines are involved in the following activities:
• manufacturing of nuclear weapons, cluster munitions, land mines, incendiary devices, biological or chemical weapons, or depleted uranium munitions;
• civilian firearms manufacturing;
• tobacco products manufacturing; or
• thermal coal mining or production if it accounts for more than 30% of a company’s gross revenues.
Investing on the basis of ESG factor evaluation is generally qualitative and subjective by nature. Not every Fund investment will meet ESG performance indicators, or will do so at all times, and there can be no assurance that the ESG factor evaluation or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor. Furthermore, ESG factors are not uniformly defined, and the sub-adviser’s ESG factor evaluation may differ from those used by other funds.
The sub-adviser’s sell discipline utilizes the same fundamental research process in order to control risk and protect capital. Under normal market conditions, the sub-adviser employs a sell discipline pursuant to which it may sell some or all of its position in a stock when a stock becomes fully valued, the fundamental business prospects are deteriorating, the issuer’s ESG factor performance declines, or the position exceeds limits set by the sub-adviser.
The Fund, under normal market conditions, invests at least 80% of the sum of its net assets in exchange-traded equity securities of companies with large capitalizations at the time of purchase. For the purposes of this policy, companies with large capitalizations are defined as companies with market capitalizations in excess of $4 billion at the time of purchase. The Fund may invest up to 20% of its net assets in non-U.S. equity securities listed on a foreign exchange that trade on such exchange contemporaneously with the shares of the Fund.
Non-Transparent ETF with Proxy Portfolio Structure. The Fund is a type of exchange-traded fund (“ETF”). Unlike traditional ETFs, however, which generally publish their portfolio holdings on a daily basis, the Fund discloses a portfolio transparency substitute—the “Proxy Portfolio”— and certain related information about the relative performance of the Proxy Portfolio and the Fund’s actual portfolio (“Actual Portfolio”) holdings (the “Proxy Portfolio Disclosures”), which are intended to help keep the market price of the Fund’s shares trading at or close to the underlying net asset value (“NAV”) per share of the Fund. While the Proxy Portfolio includes some of the Fund’s holdings, it is not the Fund’s Actual Portfolio, and the Fund will not disclose the daily holdings of the Actual Portfolio. Although the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify the Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. The Fund’s exemptive relief limits the types of securities in which the Fund can invest, which may constrain the Fund’s ability to implement its investment strategies. The Fund is actively managed and does not intend to track an index.

Strategy Portfolio Concentration [Text]	The Fund is actively managed and seeks to achieve its investment objective by investing, under normal market conditions, primarily in exchange-traded equity securities of large-cap U.S. companies that exhibit sustainable Environmental, Social and Governance (“ESG”) characteristics, as described below.The Fund, under normal market conditions, invests at least 80% of the sum of its net assets in exchange-traded equity securities of companies with large capitalizations at the time of purchase.